Schedule of Portfolio Investments
AAMA Equity Fund
March 31, 2024 (Unaudited)

COMMON STOCKS - 72.1%	Shares	Fair Value
AEROSPACE & DEFENSE - 1.1%
RTX Corporation	46,696	$ 4,554,261

BANKING - 1.9%
JPMorgan Chase & Company	37,400	7,491,220

BEVERAGES - 1.1%
PepsiCo, Inc.	26,400	4,620,264

BIOTECH & PHARMA - 5.2%
Amgen, Inc.	15,000	4,264,800
Bristol-Myers Squibb Company	94,000	5,097,620
Johnson & Johnson	48,000	7,593,120
Pfizer, Inc.	141,500	3,926,625
		20,882,165
CONTAINERS & PACKAGING - 0.6%
Ball Corporation	37,000	2,492,320

DIVERSIFIED INDUSTRIALS - 2.2%
Emerson Electric Company	78,400	8,892,128

E-COMMERCE DISCRETIONARY - 2.4%
Amazon.com, Inc. (a)	54,000	9,740,520

ELECTRIC UTILITIES - 1.2%
Constellation Energy Corporation	10,000	1,848,500
Exelon Corporation	30,000	1,127,100
Public Service Enterprise Group, Inc.	25,000	1,669,500
		4,645,100
ENGINEERING & CONSTRUCTION - 1.0%
Quanta Services, Inc.	16,100	4,182,780

HEALTH CARE FACILITIES & SERVICES - 2.4%
UnitedHealth Group, Inc.	19,400	9,597,180

HOUSEHOLD PRODUCTS - 1.2%
Procter & Gamble Company (The)	29,400	4,770,150

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 72.1% (Continued)	Shares	Fair Value
INDUSTRIAL SUPPORT SERVICES - 3.1%
Fastenal Company	30,000	$ 2,314,200
Grainger (W.W.), Inc.	10,100	10,274,730
		12,588,930
INTERNET MEDIA & SERVICES - 2.5%
Alphabet, Inc. - Class A (a)	68,000	10,263,240

LEISURE FACILITIES & SERVICES - 1.6%
Starbucks Corporation	70,000	6,397,300

MEDICAL EQUIPMENT & DEVICES - 1.3%
Medtronic plc	59,100	5,150,565

METALS & MINING - 2.9%
Freeport-McMoRan, Inc.	250,000	11,755,000

OIL & GAS PRODUCERS - 4.5%
Chevron Corporation	46,500	7,334,910
Exxon Mobil Corporation	92,000	10,694,080
		18,028,990
RETAIL - CONSUMER STAPLES - 3.1%
Kroger Company (The)	102,500	5,855,825
Walmart, Inc.	109,800	6,606,666
		12,462,491
RETAIL - DISCRETIONARY - 1.6%
Home Depot, Inc. (The)	17,000	6,521,200

SEMICONDUCTORS - 10.1%
Applied Materials, Inc.	93,800	19,344,374
Intel Corporation	168,300	7,433,811
QUALCOMM, Inc.	50,900	8,617,370
Texas Instruments, Inc.	31,700	5,522,457
		40,918,012
SOFTWARE - 5.0%
Adobe, Inc. (a)	13,200	6,660,720
Microsoft Corporation	32,500	13,673,400
		20,334,120
TECHNOLOGY HARDWARE - 4.7%
Apple, Inc.	47,200	8,093,856

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 72.1% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 4.7% (Continued)
Cisco Systems, Inc.	131,600	$ 6,568,156
Corning, Inc.	134,800	4,443,008
		19,105,020
TECHNOLOGY SERVICES - 3.9%
Mastercard, Inc. - Class A	11,100	5,345,427
Visa, Inc. - Class A	37,400	10,437,592
		15,783,019
TELECOMMUNICATIONS - 4.7%
T-Mobile US, Inc.	73,815	12,048,084
Verizon Communications, Inc.	168,100	7,053,476
		19,101,560
TRANSPORTATION & LOGISTICS - 2.8%
Norfolk Southern Corporation	14,200	3,619,154
Union Pacific Corporation	19,800	4,869,414
United Parcel Service, Inc. - Class B	20,000	2,972,600
		11,461,168

TOTAL COMMON STOCKS (Cost $150,625,432)		$ 291,738,703

EXCHANGE-TRADED FUNDS - 19.2%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$ 36,380,516
Vanguard S&P 500 ETF	85,600	41,147,920
TOTAL EXCHANGE-TRADED FUNDS (Cost $35,837,002)		$ 77,528,436

MONEY MARKET FUNDS - 10.1%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 5.16% (b) (Cost $40,650,844)	40,650,844	$ 40,650,844

TOTAL INVESTMENTS (Cost $227,113,278) - 101.4%		$ 409,917,983

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4%)		(5,459,278)

NET ASSETS - 100.0%		$ 404,458,705

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

plc - Public Liability Company

Schedule of Portfolio Investments
AAMA Income Fund
March 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 8.7%			Shares	Fair Value
Vanguard Mortgage-Backed Securities ETF (Cost $15,309,382)			283,000	$ 12,907,630

MUNICIPAL BONDS - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021, (Cost $1,354,619)	2.000%	12/01/26	$ 1,320,000	$ 1,233,834

U.S. GOVERNMENT AGENCIES - 26.8%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK - 3.3%
Federal Farm Credit Bank	1.750%	02/25/25	$ 5,000,000	$ 4,854,445

FEDERAL HOME LOAN BANK - 9.5%
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	4,916,139
Federal Home Loan Bank	1.750%	09/12/25	5,000,000	4,785,181
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,398,405
				14,099,725
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.0%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,774,057
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	10,887,134
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,251,622
				20,912,813

TOTAL U.S. GOVERNMENT AGENCIES (Cost $42,506,535)				$ 39,866,983

U.S. TREASURY OBLIGATIONS - 19.2%	Coupon	Maturity	Principal Amount	Fair Value
U.S. Treasury Notes	2.500%	05/15/24	$ 6,000,000	$ 5,979,183
U.S. Treasury Notes	1.875%	08/31/24	5,000,000	4,929,199
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	8,883,203
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	8,858,203
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,794,513)				$ 28,649,788

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

MONEY MARKET FUNDS - 41.9%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 5.16% (a) (Cost $62,496,250)	62,496,250	$ 62,496,250

TOTAL INVESTMENTS (Cost $152,461,299) - 97.4%		$ 145,154,485

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		3,906,154

NET ASSETS - 100.0%		$ 149,060,639

(a)	The rate shown is the 7-day effective yield as of March 31, 2024.